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Supplement dated September 21, 2009 to the

PROSPECTUS | Dated SEPTEMBER 21, 2009

The following fund is currently being offered for sale:

  JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND (CRBQ)

The following funds are not being offered for sale at this time:

  JEFFERIES | TR/J CRB GLOBAL AGRICULTURE EQUITY INDEX FUND (CRBA)
  JEFFERIES | TR/J CRB GLOBAL ENERGY EQUITY INDEX FUND (CRBE)
  JEFFERIES | TR/J CRB GLOBAL INDUSTRIAL METALS EQUITY INDEX FUND (CRBI)
  JEFFERIES | TR/J CRB GLOBAL PRECIOUS METALS EQUITY INDEX FUND (CRBG)

Each fund is a series of ALPS ETF Trust.

Please retain this supplement for future reference.

ALPS ETF TRUST
Jefferies | TR/J CRB Global Commodity Equity Index Fund
Jefferies | TR/J CRB Global Agriculture Equity Index Fund
Jefferies | TR/J CRB Global Energy Equity Index Fund
Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund
Jefferies | TR/J CRB Global Precious Metals Equity Index Fund
SUPPLEMENT DATED SEPTEMBER 21, 2009 TO THE STATEMENT OF ADDITIONAL
INFORMATION DATED SEPTEMBER 21, 2009

        The following funds are not being offered for sale at this time:

    Jefferies | TR/J CRB Global Agriculture Equity Index Fund
    Jefferies | TR/J CRB Global Energy Equity Index Fund
    Jefferies | TR/J CRB Global Industrial Metals Equity Index Fund
    Jefferies | TR/J CRB Global Precious Metals Equity Index Fund

*        *        *

Please retain this supplement for future reference.